Cover	Oct. 19, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	001-13101
Entity Registrant Name	Outdoor Holding Company
Entity Central Index Key	0001015383
Entity Tax Identification Number	30-0957912
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	5960 Berkshire Lane
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	(480)
Local Phone Number	947-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	POWW
Security Exchange Name	NASDAQ
8.75% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value
Title of 12(b) Security	8.75% Series A Cumulative Redeemable Perpetual Preferred Stock, $0.001 par value
Trading Symbol	POWWP
Security Exchange Name	NASDAQ